UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2026
FLEXIBLE SOLUTIONS® VUL (2018)
VARIABLE LIFE INSURANCE POLICY
Issued by The Guardian Insurance & Annuity Company, Inc.
Separate Account N
The prospectus for the Flexible Solutions® VUL (2018), an individual variable life insurance policy with an index-linked interest option offered by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our), contains more information about the Policy, including its features, benefits, and risks. You can find the current prospectus and other information about the Policy online at https://Guardianlife.onlineprospectus.net/Guardianlife/fs_vul2018/?ctype=product_prospectus. You can also obtain this information at no cost by calling 1-888-GUARDIAN (1-888-482-7342) or by sending an email request to MyCareRequest@guardianlife.com.

Additional general information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved the Policy or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

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SPECIAL TERMS USED IN THIS PROSPECTUS
Some of the special terms used in this prospectus are defined below. Special terms used in connection with the indexed option can be found in “The Indexed Option.”
Additional Sum Insured: This is additional insurance coverage that provides a level death benefit to the Policy Anniversary nearest the insured’s 100th birthday.
Attained Age: The insured’s age on his or her birthday closest to the Policy Date plus the number of Policy Years completed since the Policy Date.
Basic Sum Insured: The amount of coverage provided by the Policy, excluding any Additional Sum Insured. The minimum Basic Sum Insured is currently $100,000 ($250,000 for the preferred plus non-tobacco (NT) risk class).
Business Day: Each day that GIAC processes transactions, currently including each day on which the New York Stock Exchange (NYSE) or its successor is open for trading. GIAC’s close of business is 4 p.m. New York time or, if earlier, the close of the NYSE. If any transaction or event occurs or is scheduled to occur on a day that is not a Business Day, or if a transaction request is received after GIAC’s close of business, such transaction or event will process on and as of the next following Business Day unless otherwise specified.
Customer Service Office Contact Center:
For telephonic communications:
Customer Service Office Contact Center
1-888-GUARDIAN (1-888-482-7342)
8:30 a.m. to 5:00 p.m. New York (eastern) time
Face Amount: The sum of the Basic Sum Insured, plus any Additional Sum Insured, after giving effect to increases made to the Basic Sum Insured and decreases made to the Basic Sum Insured and Additional Sum Insured since the Issue Date. On the Policy Anniversary on which the insured is Attained Age 100, all Additional Sum Insured coverage ends and thereafter the Face Amount will be the Basic Sum Insured plus any in force Policy Segments in effect on the date of determination.
Fund(s) (Portfolio Company(ies): The open-end management investment companies, each corresponding to a variable investment option.
Guaranteed Coverage Rider: The Guaranteed Coverage Rider ensures that your Policy will not lapse, even if the Policy Account Value, after subtracting the Monthly Deduction and Policy Debt, is less than zero on a Monthly Processing Date, so long as the Guaranteed Coverage Requirement is satisfied.
Indexed Option: definitions can be found in “The Indexed Option.”
Issue Date: The date your Policy is issued by GIAC.
Loan Amount: The sum of any amounts borrowed plus any capitalized loan interest less any loan repayments.
Monthly Deduction or Monthly Deductions: The total of the charges due and payable on each Monthly Processing Date.
Monthly Processing Date: The day of each Policy Month on which the Monthly Deduction is deducted from the Policy Account Value and certain Policy benefits and values are calculated. The Monthly Processing Date is the same date of each calendar month as the Policy Date, or the last day of a calendar month if that is earlier. If such calendar day is not a Business Day, the Monthly Processing Date will be the next following Business Day.

No Lapse Guarantee: The No Lapse Guarantee ensures that your Policy will not lapse, even if the Policy Account Value, after subtracting the Monthly Deduction and Policy Debt is less than zero on a Monthly Processing Date, so long as the No Lapse Guarantee Condition is met.
Policy Account Value: The Policy Account Value is the sum of the values of the variable investment options, the indexed option, the fixed-rate option and the Loan Account. The unloaned Policy Account Value is the Policy Account Value less the Loan Account, or less the Loan Amount if there is an indexed loan outstanding. On a Monthly Processing Date, it is the value after subtracting the Monthly Deductions due on that date.
Policy Anniversary: The same date each year as the Policy Date.
Policy Date: This date is used to measure Policy Months, Policy Years, Policy Anniversaries, and Monthly Processing Dates. It also determines the age of the insured at issue. Your Policy Date is shown on the Data Pages of your Policy.
Policy Debt: The unpaid Policy Loan Amount plus the accrued and unpaid interest on the loan.
Policy Segment: The additional coverage provided by an increase in Face Amount.
Policy Year: The year commencing with the Policy Date or with an anniversary of that date.
Surrender Charge Period: The period during which a surrender charge will be payable if you surrender your Policy. The Surrender Charge Period varies depending upon age of the insured when the Policy is issued or the Face Amount increased.
UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since April 25, 2025. This may not reflect all of the changes that have occurred since you entered into your Policy.
There have been no material changes since April 25, 2025.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
An investment in the Policy is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.
Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
During the first 14 years, if you surrender your Policy, we may deduct a surrender charge from the Policy’s cash value. The surrender charge and
Surrender Charge Period may differ based on the insured’s age at issue, sex, classification and Face Amount.
For example, a male, issue age 40 in the preferred NT underwriting class with a Policy Face Amount of $500,000 in the first Policy Year, would incur a surrender charge of $20.65 per 1,000 of Basic Sum Insured or $10,325.
Deductions and Charges

Transaction Charges
In addition to Surrender Charges, you may also be charged for other transactions. These other charges may include sales charges on premium payments, state and federal premium tax charges on premium payments, and charges for transfers among the investment options.
Deductions and Charges

Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the
Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits available under the Policy, and such fees and expenses are set based on characteristics of the insured (e.g., age, sex and rating classification).
You should view the specifications page of the Policy for the rates that apply to your Policy. There is also a mortality and risk expense charge, a policy charge and a fee in connection with allocations to the indexed account.
You will also bear expenses associated with the Variable Investment Options under the Policy, as shown in the following table.
				Deductions and Charges
	Annual Fee	Minimum	Maximum
	Investment Options* (Portfolio Company fees and expenses)	0.09%	1.41%
	* As a percentage of Fund assets.

Risks		Location in Prospectus
Risk of Loss	You can lose money by investing in this Policy.	Principal Risks
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you make a premature withdrawal of cash from your Policy, you may incur various costs (e.g., a Surrender Charge) and also possible Federal income tax.
Principal Risks
Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g., variable investment options). Each investment option (including the indexed account and the fixed-rate option)
will have its own unique risks, and you should review these investment options before making an investment decision.
Principal Risks
Insurance Company Risks
An investment in the contract is subject to the risks related to us, including that any obligations (including under the fixed-rate option), guarantees, and benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More
Principal Risks

Risks		Location in Prospectus
information about GIAC, including our financial strength ratings, is available by contacting us at 1-888-GUARDIAN (1-888-482-7342).
Contract Lapse
In general, in any month that your Policy Account Value is not large enough to cover a monthly deduction (i.e., the amount we deduct on the first day of each
Policy month for charges such as the Policy fee), your Policy will be in default, and may lapse unless the No Lapse Guarantee or Guaranteed Coverage Rider is
in effect and you have satisfied the requirements or you pay additional premiums. Your Policy Account Value can be impacted by poor investment performance of the variable investment options you select. Your Policy may also lapse if Policy loans plus accrued interest reduces the Policy Account
Value to zero. Additionally, insufficient premium payments, withdrawals, and policy charges (including increases in those charges) could cause the Policy to lapse and you will no longer have insurance coverage.
If your Policy has lapsed, in most states you may reinstate it within seven years after the date of lapse. Reinstatement in all cases requires payment of certain charges described in the Policy and usually requires evidence of insurability that is satisfactory to us. Death benefits will not be paid if the Policy has lapsed.
Principal Risks

Restrictions	Location in Prospectus
Investment
●We reserve the right to impose a charge for transfers among investment options in excess of the 12.
●We reserve the right to remove or substitute a variable investment option or limit its availability to subsequent premium payments and/or transfers of cash value.
●You may only choose to invest in a maximum of 25 of the Variable
Investment Options or 24 of the Variable Investment Options and the
fixed-rate option, if available, at any time.
●The availability of Variable Investment Options may vary depending on the registered representative through which the Policy is sold.
Your Allocation Options Other Information - Distribution of the Policies
Optional Benefits
●Various optional benefits may be available, in the form of a rider to your
Policy. Not all of these riders may be available to you. In general, supplemental insurance benefits may be (i) available only to insureds within certain age ranges and/or who meet certain criteria (e.g., terminal illness) (ii) subject to minimum and/or maximum specified amounts, and
(iii) subject to certain termination conditions. We may stop offering an optional benefit at any time.
●The availability of optional benefits may vary depending on the registered representative through which the Policy is sold.
Other Information - Distribution of the Policies

Taxes	Location in Prospectus
Tax Implications
●You should consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
●There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA).
Federal Tax Considerations

Taxes	Location in Prospectus
●Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

Conflict of Interest	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this Policy to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Policy over another investment for which the investment professional is not compensated or compensated less.
Other Information– Distribution of the Policies
Exchanges
If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Special Features of Your Policy– Exchanging a Policy

APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY
The following is a list of Portfolio Companies available under the policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://Guardianlife.onlineprospectus.net/Guardianlife/fs_vul2018/?ctype=product_prospectus. You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or by sending an email request to MyCareRequest@guardianlife.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.
The availability of Portfolio Companies may vary depending on registered representative through which the Policy is sold.
The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
			As of December 31, 2025
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term growth of capital.	Davis Financial Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.75%	29.12%	18.15%	12.94%
Total return through a combination of growth and income.	Davis Real Estate Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	1.00%	-5.71%	2.61%	4.04%
Seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.	Fidelity VIP Equity-Income Portfolio (Service Class 2) Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.71%	18.75%	12.23%	11.32%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2)[1] Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.50%	3.86%	2.90%	1.83%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.	Fidelity VIP Index 500 Portfolio (Initial) Fidelity Management & Research Company LLC Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.91%	12.92%	N/A	N/A
The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.	Guardian Core Fixed Income VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.52%	6.61%	N/A	N/A
The Fund seeks a high level of current income consistent with growth of capital.	Guardian Equity Income VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.55%	14.76%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.84%	14.65%	12.63%	N/A
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			As of December 31, 2025
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	16.99%	12.01%	N/A
The Fund seeks long term growth of capital.	Guardian Select Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.96%	10.34%	N/A	N/A
The Fund seeks to preserve principal and meet liquidity needs while maximizing total return.	Guardian Short Duration Bond VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	0.45%	5.35%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Small Cap Value Diversified VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc.	1.05%	6.66%	4.56%	N/A
The Fund seeks capital appreciation.	Guardian Small-Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	1.02%	1.56%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.92%	11.76%	N/A	N/A
The Fund’s investment objective is to seek capital growth.	Invesco V.I. American Franchise Fund (Series II) Invesco Advisers, Inc.	1.10%	11.39%	10.08%	14.58%
The Fund’s investment objectives are both capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series II) Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Service Shares) Janus Henderson Investors US LLC	1.07%	18.10%	13.83%	15.59%
To seek to provide growth of capital.	Nomura VIP Mid Cap Growth Series Service Class formerly Macquarie VIP Mid Cap Growth Series Service Class Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Macquarie Investment Management Global Limited	0.85%	1.18%	-0.08%	10.66%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio (Advisor Class) PIMCO	0.83%	8.78%	-0.08%	2.26%
Seeks capital appreciation.	Putnam VT Core Equity Fund (Class IB) Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investments Limited (PIL)	0.20%	16.81%	15.96%	15.20%
Seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in developing markets.	Templeton Foreign VIP Fund (Class 2 Shares) Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Current income and long-term growth of capital.	Victory Pioneer Equity Income VCT Portfolio (Class II) Victory Capital Management Inc.	1.04%	11.13%	8.81%	9.11%
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There is no assurance that this Portfolio Company will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
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The Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2026 contain additional important information about the Policy and are incorporated herein by reference. The Prospectus and SAI are available, without charge, upon request. For a free copy of the Prospectus or SAI, call us at 1-888-GUARDIAN (1-888-482-7342) sending an email request to MyCareRequest@guardianlife.com, or visit our website at www.GuardianLife.com.
Contract ID: C000200090